UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05537

Nicholas Money Market Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2015

Date of Reporting Period: 09/30/2015

Item 1. Schedule of Investments.

Nicholas Money Market Fund, Inc.
Schedule of Investments (unaudited)
As of 09/30/2015

Principal	Maturity	Yield to	Amortized
Amount	Date	Maturity	Cost
-----------	----------------	---------	------------
COMMERCIAL PAPER --- 41.50%
$1,000,000 Nordstrom, Inc.	10/01/2015	0.37%	$ 1,000,000
1,000,000 Rockwell Collins, Inc.	10/01/2015	0.47%	1,000,000
750,000 UnitedHealth Group Incorporated	10/01/2015	0.22%	750,000
1,250,000 VW Credit, Inc.	10/01/2015	0.25%	1,250,000
850,000 Rockwell Collins, Inc.	10/02/2015	0.47%	849,989
500,000 Rockwell Collins, Inc.	10/02/2015	0.47%	499,993
1,000,000 Stanley Black & Decker, Inc.	10/02/2015	0.30%	999,992
500,000 Danaher Corporation	10/05/2015	0.15%	499,992
1,163,000 AbbVie Inc.	10/06/2015	0.32%	1,162,948
1,000,000 Stanley Black & Decker, Inc.	10/06/2015	0.32%	999,956
726,000 Stanley Black & Decker, Inc.	10/06/2015	0.33%	725,967
1,890,000 Stryker Corporation	10/06/2015	0.28%	1,889,926
1,300,000 Stryker Corporation	10/06/2015	0.28%	1,299,949
500,000 Eversource Energy	10/07/2015	0.35%	499,971
438,000 Eversource Energy	10/07/2015	0.36%	437,974
1,001,000 AbbVie Inc.	10/08/2015	0.30%	1,000,942
1,222,000 Eversource Energy	10/09/2015	0.38%	1,221,897
700,000 Nordea Bank AB	10/13/2015	0.26%	699,939
270,000 Nordea Bank AB	10/13/2015	0.28%	269,975
400,000 Nordea Bank AB	10/13/2015	0.30%	399,960
791,000 Eversource Energy	10/14/2015	0.35%	790,900
1,000,000 Prudential plc	10/14/2015	0.25%	999,910
457,000 Prudential plc	10/14/2015	0.25%	456,959
1,800,000 UnitedHealth Group Incorporated	10/15/2015	0.35%	1,799,755
539,000 UnitedHealth Group Incorporated	10/15/2015	0.28%	538,941
361,000 UnitedHealth Group Incorporated	10/15/2015	0.30%	360,958
475,000 V.F. Corporation	10/16/2015	0.40%	474,921
275,000 V.F. Corporation	10/16/2015	0.36%	274,959
1,000,000 Rockwell Collins, Inc.	10/19/2015	0.45%	999,775
1,500,000 Bank of Nova Scotia (The)	10/20/2015	0.28%	1,499,782
950,000 McCormick & Company, Incorporated	10/20/2015	0.34%	949,829
250,000 McCormick & Company, Incorporated	10/20/2015	0.36%	249,952
300,000 V.F. Corporation	10/22/2015	0.38%	299,933
909,000 V.F. Corporation	10/27/2015	0.37%	908,757
400,000 V.F. Corporation	11/02/2015	0.42%	399,851
250,000 V.F. Corporation	11/05/2015	0.40%	249,903
671,000 V.F. Corporation	11/16/2015	0.45%	670,614
			-----------
TOTAL COMMERCIAL PAPER			29,385,069
			-----------
CORPORATE NOTES --- 21.09%
1,000,000 Bank of Nova Scotia (The), 2.05%	10/07/2015	0.35%	1,000,278
1,805,000 Bank of America Corporation, 1.50%	10/09/2015	0.62%	1,805,340
1,750,000 ANZ New Zealand (Int'l) Limited,
London Branch, 1.85%	10/15/2015	0.35%	1,751,000
2,590,000 Morgan Stanley, 0.7688% FRN	10/15/2015	0.50%	2,590,267
1,000,000 Bank of New York Mellon Corporation
(The), 0.5241%(a)	10/23/2015	0.32%	1,000,123
1,525,000 JPMorgan Chase & Co., 5.30%	10/30/2015	0.75%	1,530,479
2,500,000 American Express Centurion
Bank, 0.76435%(a)	11/13/2015	0.43%	2,500,963
1,500,000 Volkswagen International
Finance N.V., 1.15%	11/20/2015	0.44%	1,501,427
1,250,000 PepsiCo, Inc., 0.5416%(a)	02/26/2016	0.34%	1,250,986
			-----------
TOTAL CORPORATE NOTES			14,930,863
			-----------
U.S. GOVERNMENT AGENCY SECURITIES --- 35.25%
1,000,000 Federal Farm Credit Banks, 0.145%(a)	10/01/2015	0.00%	1,000,000
5,000,000 Federal Home Loan Banks, 0.21%(a)	10/01/2015	0.00%	5,000,000
1,590,000 Federal Home Loan Banks	10/02/2015	0.10%	1,589,996
200,000 Federal Home Loan Banks	10/02/2015	0.10%	199,999
1,600,000 Federal Home Loan Banks	10/07/2015	0.10%	1,599,975
400,000 Federal Home Loan Banks	10/07/2015	0.10%	399,993

750,000 Federal Home Loan Banks, 0.22%(a)	10/07/2015	0.11%	750,014
375,000 Federal Home Loan Banks	10/09/2015	0.10%	374,992
1,400,000 Federal Home Loan Banks	10/09/2015	0.10%	1,399,969
630,000 Federal Home Loan Banks	10/16/2015	0.15%	629,961
200,000 Federal Home Loan Banks	10/21/2015	0.09%	199,990
510,000 Federal Home Loan Banks	10/23/2015	0.10%	509,970
100,000 Fannie Mae	11/04/2015	0.18%	99,983
2,500,000 Federal Farm Credit Banks, 0.145%(a)	11/04/2015	0.09%	2,500,117
100,000 Federal Home Loan Banks	11/09/2015	0.13%	99,986
1,000,000 Federal Home Loan Banks	11/27/2015	0.20%	999,683
2,000,000 Federal Home Loan Banks	11/27/2015	0.12%	1,999,620
1,500,000 Federal Home Loan Banks	12/09/2015	0.20%	1,499,425
1,000,000 Fannie Mae	12/16/2015	0.25%	999,483
1,400,000 Federal Farm Credit Banks, 0.21%(a)	01/04/2016	0.17%	1,400,146
1,000,000 Fannie Mae, 0.45%(a)	01/20/2016	0.16%	1,000,857
700,000 Federal Farm Credit Banks, 0.28%(a)	07/27/2016	0.20%	700,470
			-----------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES			24,954,629
			-----------
U.S. GOVERNMENT SECURITY --- 2.12%
1,500,000 U.S. Treasury Note, 1.375%	11/30/2015	0.10%	1,503,125
			-----------

TOTAL SECURITY HOLDINGS - 99.96%			70,773,686
			-----------

OTHER ASSETS, NET OF
LIABILITIES - 0.04%			26,439
			-----------

TOTAL NET ASSETS
(basis of percentages disclosed
above) - 100.00%			$70,800,125
			-----------
			-----------

(a) Variable rate security - interest rate subject to periodic change.

As of September 30, 2015, there were no differences between the total cost of securities for financial reporting purposes and federal income tax purposes.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or
Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to
Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
None	$ --
Level 2 -
Commercial Paper	29,385,069

Corporate Notes	14,930,863
U.S. Government Agency Securities	24,954,629
U.S. Government Security	1,503,125
Level 3 -
None	--
-----------
Total	$70,773,686
-----------
-----------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 11/13/2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: 11/13/2015

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 11/13/2015